Goodwill and Intangibles Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Goodwill and Intangibles (Textuals) [Abstract]
Amortization of intangibles	$ 13,233	$ 11,465	$ 11,382
Amortization Expense for For 2014	12,200
Amortization Expense for For 2015	11,200
Amortization Expense for For 2016	10,100
Amortization Expense for For 2017	9,500
Amortization Expense for For 2018	8,400
Fluid Power Businesses Segment [Member]
Goodwill [Line Items]
Accumulated goodwill impairment losses	$ 36,605